As filed electronically with the Securities and Exchange Commission on October 4, 2012.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No. 033-00507

Pre-Effective Amendment No.

Post-Effective Amendment No.  115

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04419

Amendment No.            116

(Check appropriate box or boxes.)

Transamerica Series Trust

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:    (727) 299-1800

Dennis P. Gallagher, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Series Trust has duly caused this Post-Effective Amendment No. 115 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 4th day of October, 2012.

TRANSAMERICA SERIES TRUST

By:	/s/ Thomas A. Swank
Thomas A. Swank
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.  115 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Thomas A. Swank Thomas A. Swank	President and Chief Executive Officer	October 4, 2012

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	October 4, 2012

/s/ Leo J. Hill Leo J. Hill*	Trustee	October 4, 2012

/s/ David W. Jennings David W. Jennings*	Trustee	October 4, 2012

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	October 4, 2012

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	October 4, 2012

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	October 4, 2012

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	October 4, 2012

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	October 4, 2012

/s/ John W. Waechter John W. Waechter*	Trustee	October 4, 2012

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	October 4, 2012

/s/ Elizabeth Strouse Elizabeth Strouse	Vice President, Treasurer and Principal Financial Officer	October 4, 2012

/s/ Dennis P. Gallagher		October 4, 2012
* By: Dennis P. Gallagher
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 115 to

Registration Statement on

Form N-1A

Transamerica Series Trust

Registration No. 033-00507

EXHIBIT INDEX

Exhibits	Description of Exhibits

EX-101.INS	XBRL Instance Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document